THE DUNHAM FUNDS

Dunham Monthly Distribution Fund
Class A (DAMDX)
Class C (DCMDX)
Class N (DNMDX)

Incorporated herein by reference is the definitive version of the prospectus supplement pertaining to the Dunham Monthly Distribution Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 21, 2017 (SEC Accession No. 0001580642-17-001802).